Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company's audited combined financial statements and the related notes thereto included in the Company's prospectus filed with the SEC on April 16, 2026 pursuant to Rule 424(b) of the Securities Act of 1933, as amended, in connection with the Company's IPO (the "Prospectus"). See "Note 1. Organization and Nature of Operations" for further details regarding the IPO. The December 31, 2025 balance sheet was derived from the Company's audited combined financial statements.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been omitted pursuant to the rules and regulations of the SEC. In the opinion of management, the unaudited condensed consolidated financial statements reflect all adjustments, consisting only of normal recurring adjustments, that are necessary for a fair presentation of the Company's condensed consolidated financial position, results of operations, and cash flows for the interim periods presented. Certain columns and rows may not add due to the use of rounded numbers. Quarterly results are not necessarily indicative of the results to be expected for the entire fiscal year.

Following the Reorganization, the financial statements are presented on a condensed consolidated basis and all intercompany accounts and transactions have been eliminated in consolidation. For the periods prior to the Reorganization, the financial statements are presented on a condensed combined basis and combine: (i) the consolidated financial statements of Arcline Engineered Polymer Topco, L.P., (ii) the consolidated financial statements of Hawkeye TopCo, L.P., (iii) the consolidated financial statements of Connector TopCo, L.P., and (iv) the financial statements of Ovation TopCo, L.P., which include only the operations and entities contributed to Arxis, Inc. and therefore do not represent the full consolidated results of Ovation TopCo, L.P. For each of the aforementioned consolidated financial statements, all significant intercompany accounts and transactions have been eliminated in consolidation.

Significant Accounting Policies

There have been no material changes to the Company’s significant accounting policies from those described in the combined financial statements and related notes included in our March 31, 2026 Quarterly Report on Form 10-Q, except as described below.

Share-Based Compensation

The Company accounts for share-based compensation in accordance with ASC 718, Compensation-Stock Compensation (“ASC 718”), including certain receivables due from related parties, where recourse exists to the equity interests of the executive.

Share-Based Compensation Arrangements

The Company grants restricted shares ("RSAs") and restricted stock units ("RSUs") as part of its stock-based compensation arrangements. RSAs represent issued common shares that are subject to forfeiture until vesting conditions are satisfied. RSUs represent the right to receive common shares upon satisfaction of vesting conditions. RSAs and RSUs may include service conditions, performance conditions, or market conditions.

The Company issued one share of convertible common stock to Arcline Arxis Advisory I, L.P. (“Arcline”) pursuant to the amended and restated advisory and consulting services agreement (the “Advisory and Consulting Agreement”), in exchange for advisory and consulting services. The award includes market conditions based on the price of the Company’s Class A common stock and a service condition tied to Arcline’s continued performance under the Advisory and Consulting Agreement. The award settles only in shares of the Company’s common stock or is forfeited for no consideration. See “Note 14. Equity” for the award’s conversion, redemption and forfeiture terms.

The RSAs, RSUs, and convertible common stock described above are equity-classified awards. The convertible common stock is further presented within permanent equity because none of its features require or permit cash settlement.

Share-Based Compensation Accounting

Equity-classified awards are measured at grant date fair value and are not subsequently remeasured. Compensation cost for equity-classified time-based awards is recognized over the requisite service period. Compensation cost for equity-classified performance-based awards is recognized when the applicable performance condition is considered probable of achievement. Compensation cost for equity-classified awards with market conditions is recognized on a straight-line basis over the requisite service period regardless of whether the market condition is achieved, provided the requisite service is rendered.

Liability-classified awards are initially measured at fair value on the grant date and subsequently remeasured at fair value at each reporting date until settlement. Compensation cost for liability-classified performance-based awards is recognized when the applicable performance condition is considered probable of achievement, for awards that are probable to vest. When the performance condition is event-based, the Company generally does not determine the performance condition is probable until such event occurs. Once vested, changes in fair value are recognized immediately in compensation expense until settlement.

The fair value of each award is estimated on the date of grant using an Option Pricing Methodology (“OPM”), under a risk-neutral framework. For awards containing market conditions, the OPM incorporates the relevant market condition, including any minimum stock price thresholds or multiples required for conversion, vesting, or redemption. Liability-classified awards are remeasured at fair value at each reporting date using the same valuation methodology. A number of assumptions are used to determine the fair value of awards granted, including expected term, dividend yield, volatility, and the risk-free interest rate. The Company classifies share-based compensation within Selling, general and administrative expenses. Award forfeitures are accounted for as incurred. Forfeitures occurring after an award's requisite service period are treated as post-vesting events and do not result in reversal of previously recognized compensation cost.

See “Note 15. Share-Based Arrangements” for further information, including the grant-date fair value, valuation assumptions and compensation expense recognized for the RSAs, RSUs, and convertible common stock, and “Note 16. Net Income (Loss) Per Share” for the convertible common stock’s treatment as a participating security.

Convertible-Related Tax Receivable Agreement

In connection with the convertible common stock, the Company entered into a Convertible-Related Tax Receivable Agreement ("TRA") pursuant to which it is contractually obligated to pay counterparties a specified percentage (85%) of the cash tax savings, if any, that the Company realizes from compensation deductions with respect to the convertible common stock award and related election under Section 83(b) of the Internal Revenue Code. The Company's obligations under its TRA represent contingent liabilities that are recognized in accordance with ASC 450, Contingencies ("ASC 450"), when payment is considered probable and the amount is reasonably estimable. Net cash tax savings are calculated by comparing the Company's actual income tax liability (determined using the actual applicable U.S. federal income tax rate and an assumed weighted-average state and local income tax rate) to the amount the Company would have been required to pay had it not been able to utilize any of the compensation deduction subject to the TRA. The TRA liability is recorded within Other long-term liabilities on the Condensed Consolidated Balance Sheets, with a corresponding charge to Selling, general and administrative expenses within the Condensed Consolidated Statements of Operations, at the point such recognition criteria are met. Because the timing and amount of future payments under the TRA depend on the Company's future taxable income, applicable tax rates, and the portion of tax benefits actually realized, actual amounts paid may differ materially from amounts accrued, and changes in estimates are recognized in the period identified within the Condensed Consolidated Statements of Operations. See “Note 14. Equity” for further information.

Net Income (Loss) Per Share

Basic net income (loss) per common share is computed by dividing net income (loss) attributable to the common shareholders by the weighted-average basic common shares outstanding. The Company utilizes the two-class method required for participating securities to compute net income (loss) per common share. Under the two-class method, net income for each period is allocated between the Company's common stockholders and the holders of the participating securities based on their respective rights to participate in dividends and undistributed earnings, assuming all such earnings for the period had been distributed.

The Company considers its convertible common stock to be a participating security. Prior to satisfaction of the applicable conversion conditions, the holder of the convertible common stock is entitled to receive dividends, if any, on an as-converted basis, but is not contractually required to participate in the Company's losses. See "Note 14. Equity" for further discussion of the terms of the convertible common stock.

The rights, including the liquidation and dividend rights, of the holders of Class A common stock, Class B common stock, and Class C common stock are identical, except with respect to voting. For the periods presented, the Company did not have any outstanding shares of Class C common stock. See "Note 16. Net Income (Loss) Per Share" for further details.

Recent Accounting Pronouncements Yet to be Adopted

In December 2025, the FASB issued ASU 2025-11, "Interim Reporting (Topic 270): Narrow-Scope Improvements." The amendments in this ASU clarify interim disclosure requirements and their applicability. This ASU results in a comprehensive list of interim disclosures that are required by GAAP. The ASU is effective for fiscal years beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. The Company is currently evaluating the impacts of adopting this guidance on its financial statement disclosures.

In November 2024, the FASB issued ASU 2024-03, “Income Statement (Topic 220): Disaggregation of Income Statement Expenses,” which requires additional disclosures of certain amounts included in the expense captions presented on a company’s income statement as well as disclosures about selling expenses. The ASU is effective on a prospective basis, with the option for retrospective application, for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, and early adoption is permitted. The Company is currently evaluating the impacts of adopting this guidance on its financial statement disclosures.

Note 2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying combined financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and reflect a combination of the Company’s accounts and operations. The financial statements combine: (i) the consolidated financial statements of Arcline Engineered Polymer Topco, L.P. as of December 31, 2025 and 2024, and for the three years ended December 31, 2025, (ii) the consolidated financial statements of Hawkeye TopCo, L.P. as of December 31, 2025 and 2024, and for the three years ended December 31, 2025, (iii) the consolidated financial statements of Connector TopCo, L.P. as of and for the year ended December 31, 2025, as of December 31, 2024, and for the period from September 30, 2024 through December 31, 2024, and (iv) the financial statements of Ovation TopCo, L.P. as of and for the year ended December 31, 2025, as of December 31, 2024, and for the period from September 30, 2024 through December 31, 2024, which include only the operations and entities anticipated to be contributed to Arxis and therefore do not represent the full consolidated results of Ovation TopCo, L.P. For each of the aforementioned consolidated financial statements, all significant intercompany accounts and transactions have been eliminated in consolidation.

Certain entities that were included within the historical consolidated financial statements of Ovation TopCo, L.P. have been excluded from the combined financial statements presented herein to reflect the scope of the businesses that will comprise Arxis in connection with its planned registration statement. The entities excluded will not form part of the continuing operations of Arxis. Accordingly, the accompanying combined financial statements reflect only the assets, liabilities, results of operations, and cash flows of the Arxis Businesses and are not intended to represent the consolidated financial position or results of Ovation TopCo, L.P. as historically reported.

As of September 30, 2024, these combined financial statements reflect the effect of the Arxis Businesses Transaction discussed further in “Note 3. Business Combinations.”

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reported periods. Actual results may differ from these estimates. Significant estimates and assumptions include those related to the carrying amount of property, plant and equipment, goodwill and other intangible assets, fair value of assets acquired, the allowance for credit losses, the valuation of inventories, income taxes, including valuation allowances on deferred tax assets, share-based compensation, assets and obligations related to employee benefits, environmental liabilities and other contingencies, and accounting for over-time contracts with customers.

Estimates are based on historical experience and on various other assumptions that the Company believes to be reasonable under the circumstances.

Revenue Recognition

The Company recognizes revenue using the five-step model prescribed in ASC 606, Revenue from Contracts with Customers (“ASC 606”). The Company generates revenue primarily from the design, manufacture, and sale of highly engineered electronic and mechanical components used in mission-critical, harsh-environment applications. Based on the Company’s production cycle, it is generally expected that goods related to the revenue will be manufactured, shipped and billed within twelve months of the customer purchase order. Revenue is recognized from the sale of products when obligations under the terms of the contract are satisfied, and control of promised goods has transferred to the customer. Control is transferred when the customer has the ability to direct the use of and obtain benefits from the goods. Revenue is measured at the amount of consideration the Company expects to be paid in exchange for goods.

A majority of the Company’s revenue is recognized at a point in time. The Company typically sells electronic and mechanical components based on a customer purchase order, which generally includes a fixed price per unit. The Company satisfies the performance obligation generally upon shipment of the goods to the customer or delivery, depending on contractual terms, as this is when control transfers to the customer. The Company also provides repair, overhaul, and other service activities which are not material.

If a contract contains multiple performance obligations, the transaction price is allocated on a relative standalone selling price basis. Standalone selling price is determined using observable prices where available or estimated based on market conditions and internally approved pricing guidelines.

For certain contracts, revenue is recognized over time because control transfers continuously to the customer, or the products have no alternative use and contractual termination clauses entitle the Company to payment plus a reasonable profit for performance completed to date.

Progress toward completion is generally measured using the cost-to-cost method, which best depicts the transfer of control to the customer. We estimate the amount of revenue attributable to a contract earned at a given point based on certain costs plus the expected profit. Costs include direct labor, materials, subcontractor costs, and other allocable expenses. Estimates of total contract costs require judgment based on contract duration, availability of materials and labor, and technical risks. The Company performs reviews and reflects adjustments to revenue and margin in the period changes occur. These adjustments, as well as any provisions for anticipated losses, apply only to contracts recognized over time. Provisions for anticipated losses on contracts are recorded when identified. The Company does not currently expect changes in estimates and provisions for anticipated losses to materially affect revenue recognized, as the Company’s over time contracts are generally short in duration and cost-to-complete estimates are subject to a limited period of uncertainty.

Certain contracts include variable amounts such as award fees, incentive fees, penalties, or other adjustments. Variable consideration is included in the estimated transaction price when there is a basis to reasonably estimate the amount, including whether the estimate should be constrained based on determination of whether it is probable a significant reversal of revenue in a future period could occur. These estimates require judgment and consider historical performance, contractual terms, and expected outcomes.

Contract modifications are assessed to determine whether they create new, or change existing, enforceable rights and obligations. Modifications for goods or services that are not distinct are accounted for as part of the existing contract, with cumulative catch-up adjustments to revenue recorded as appropriate. Modifications for distinct goods or services are treated as separate contracts.

In the normal course of business, the Company does not accept product returns unless the items are defective as manufactured. In addition, the Company does not typically provide customers with the right to a refund. The Company establishes provisions for estimated returns due to defective products and warranties as required. Some products are covered by a standard assurance warranty, which promises that delivered products conform to contract specifications. The warranty periods typically extend for a limited duration following transfer of control of the product. The Company does not sell extended warranties and does not provide warranties outside of fixing defects that existed at the time of sale. As such, warranties are accounted for under ASC 460, Guarantees and not as a separate performance obligation.

Customers generally have payment terms between 30 and 60 days from the satisfaction of the performance obligations. The Company’s contracts with customers generally do not include significant financing components or non-cash consideration.

The Company has elected the following practical expedients and policy elections allowable under ASC 606:

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The Company elected to exclude from its transaction price any amounts collected from customers for all sales taxes.
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The Company elected to account for shipping and handling activities as fulfillment costs rather than as a separate performance obligation. Shipping and handling costs incurred are included within Cost of revenue in the Combined Statements of Operations. Amounts billed to a customer related to shipping and handling are included within Revenue in the Combined Statements of Operations.
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The Company elected to not disclose remaining performance obligations with an original expected duration of one year or less.
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The Company recognizes the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset is one year or less.

Research and Development Costs

The Company expenses research and development costs as incurred. Research and development costs were $11,299, $7,480, and $4,641 for the years ended December 31, 2025, 2024, and 2023, respectively, and are recorded within Selling, general and administrative expenses in the Combined Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash and liquid investments with original maturities of three months or less. The carrying amounts approximate fair value due to the high liquidity and short maturity of these instruments.

Accounts Receivable

The Company’s accounts receivable primarily consist of trade accounts receivable from third party customers. The amounts due are stated net of an allowance for credit losses. The allowance for credit losses is based on historical losses, current economic conditions, geographic considerations, and in some cases, evaluating specific customer accounts for risk of loss. All provisions for allowances for credit losses are included in Selling, general and administrative expenses in the Combined Statements of Operations.

Inventories

Inventory is reported at the lower of cost (using the first-in, first-out and weighted-average methods) or net realizable value. Net realizable value adjustments for slow-moving and obsolete inventories are provided based on current assessments about future product demand and production requirements.

Contract Assets and Contract Liabilities

The timing of revenue recognition may differ from the timing of customer invoicing and payments received. The Company’s contract assets include unbilled amounts, reflecting revenue recognized for performance obligations satisfied in advance of customer billings which arise from sales under contracts accounted for over time when the cost-to-cost method of revenue recognition is applied. As the right to payment is not solely subject to the passage of time, these amounts are classified as contract assets and are generally presented as current, as they are expected to be billed and collected within 12 months. Contract assets are transferred to accounts receivable when the right to invoice becomes unconditional. Contract assets do not exceed their net realizable value.

The Company’s contract liabilities consist primarily of advance billings and payments received in excess of revenue recognized. We receive payments from customers based on the terms established in our contracts. Contract liabilities decrease as we recognize revenue from the satisfaction of the related performance obligation and are recorded as either current or long-term, depending upon when we expect to recognize such revenue.

Property, Plant and Equipment

Property, plant and equipment is recorded at cost. Depreciation is computed primarily on a straight-line basis over the estimated useful lives of the assets. The estimated useful lives are as follows: buildings from 15 to 40 years; leasehold improvements, the shorter of the lease term or the estimated useful life from one to 20 years; and machinery, equipment and furniture and fixtures from one to 15 years. At the time of retirement or disposal, the acquisition cost of the asset and related accumulated depreciation are eliminated, and any gain or loss is credited to or charged against operations. Maintenance and repairs are expensed as incurred; costs of major additions and betterments are capitalized.

Leases

The Company evaluates whether a contract contains a lease at the inception of such contract. Specifically, the Company considers whether it controls the underlying asset and has the right to obtain substantially all the economic benefits or outputs of the asset. At lease commencement, the Company records a lease liability and corresponding right-of-use (“ROU”) asset. Options to extend or terminate the lease are included as part of the ROU asset and lease liability when it is reasonably certain the Company will exercise the option.

Lease liabilities are recognized at commencement based on the present value of the unpaid lease payments over the lease term. The initial measurement of the ROU asset is equal to the total of the initial measurement of the lease liability, incremental costs to obtain the lease and prepaid lease payments, less any lease incentives received. The Company uses the discount rate implicit in a lease contract, if available. As most of the Company’s leases do not provide an implicit rate, the present value of the lease liability is determined using the Company’s incremental borrowing rate at lease commencement based on information available, including relevant industry rates.

Amortization of these ROU assets is included within either Cost of revenue or Selling, general and administrative expenses in the Combined Statements of Operations depending on the nature of the expense. Variable lease payments are recognized as lease expense in the period in which the obligation for those payments is incurred.

The Company elected to combine lease and non-lease components for its real estate leases. Non-lease components are generally services that the lessor performs for the Company associated with the leased asset. For leases with an initial term of twelve months or less, an ROU asset and lease liability are not recognized and lease expense is recognized on a straight-line basis over the lease term. The Company tests ROU assets whenever events or changes in circumstance indicate that the asset may be impaired.

Finite-Lived Intangible Assets

Intangible assets primarily represent acquired intangible assets including customer relationships, developed technology, trademarks, and patents. The Company amortizes finite-lived intangible assets on a straight-line basis over their estimated useful life, ranging from 5 to 30 years. The Company routinely reviews the remaining estimated useful lives of finite-lived intangible assets. If there is a change to the estimated useful life assumption for any asset, the remaining unamortized balance is amortized prospectively over the revised estimated useful life.

Impairment of Long-Lived Assets

Long-lived assets, such as property, plant and equipment and finite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by an asset or asset group to the carrying value of the asset or asset group. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. There were no impairments of long-lived assets for the periods presented.

Business Combinations

The Company accounts for business combinations under ASC 805 using the acquisition method of accounting to allocate costs of acquired businesses to the identifiable assets acquired (including intangible assets) and liabilities assumed based on their estimated fair values at the dates of acquisition. The total purchase consideration is generally measured as the fair value of the cash or non-cash assets transferred and equity instruments issued at the acquisition date. The Company recognizes goodwill if the fair value of the total purchase consideration is in excess of the fair value of the identifiable assets acquired net of liabilities assumed. The valuations of the assets acquired and liabilities assumed will impact future operating results. Determining the fair value of assets acquired and liabilities assumed requires judgment and often involves the use of estimates and assumptions which may be significant, including assumptions with respect to future cash inflows and outflows, revenue growth rates and EBITDA margins, discount rates, and market multiples, among other items. We determine the fair values of assets acquired and liabilities assumed generally in consultation with third-party valuation advisors.

Fair value adjustments to the Company’s assets and liabilities are recognized and the results of operations of the acquired business are included in our combined financial statements from the effective date of the merger or acquisition. Costs incurred by the Company that are directly attributable to the acquisition are expensed within Selling, general and administrative expenses in the Combined Statements of Operations.

Goodwill and Other Intangible Assets

The Company does not amortize goodwill or intangible assets that are deemed to have indefinite useful lives. The Company reviews these assets at least annually for impairment, on the first day of the fourth quarter. Additionally, these assets are also reviewed for possible impairment whenever changes in circumstances indicate that the fair value of a reporting unit is more likely than not below its carrying value.

The Company first assesses qualitative factors to determine whether events and circumstances indicate that it is necessary to perform a quantitative impairment test. In the quantitative impairment test, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value. Fair value of the reporting unit is determined using an income or market approach based on estimates of cash flows for each reporting unit, with those cash flows discounted to present value using rates commensurate with the risks associated with those cash flows. No impairment charge was recorded for the periods presented.

Debt

Debt is classified as current or noncurrent based on the maturity of the Company’s financing arrangements. Long-term debt balances are reported net of debt issuance costs, which represent legal and other direct costs related to the Company’s debt. Debt issuance costs on the Company’s term loans are amortized to interest expense using the effective interest method through maturity date of the instrument. Debt issuance costs associated with the Company’s revolving credit facilities and delayed draw term loans are classified as an asset within Other assets on the Combined Balance Sheets, and are amortized to interest expense ratably over the contractual term of the underlying instrument.

Fair Value Measurements and Financial Instruments

The Company measures certain assets and liabilities at fair value in accordance with ASC 820, Fair Value Measurement (“ASC 820”), which establishes a framework for measuring fair value and a fair value hierarchy based on the observability of inputs. The fair value hierarchy is as follows: Level 1 – Quoted prices for identical assets or liabilities in active markets; Level 2 – Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be derived from or corroborated by observable market data or by correlation or other means; and Level 3 – Significant unobservable inputs that reflect the Company’s best estimate of fair value from the perspective of a market participant.

The Company’s financial instruments that are not remeasured at fair value include cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, and debt. The carrying values of these financial instruments materially approximate their fair values.

Interest Rate Hedges

The Company uses interest rate hedging instruments (caps or collars) to limit exposure to variability in cash flows on certain floating-rate debt instruments should interest rates rise above a certain level. Interest rate hedges have been designated by the Company as an economic hedge rather than an accounting hedge. Interest rate hedges are recognized at fair value every reporting period and the current portion of the interest rate hedges is included within Prepaid expenses and other current assets or Accrued expenses and other current liabilities and the non-current portion of interest rate hedges is included within Other assets or Other long-term liabilities on the Combined Balance Sheets. The changes in the fair value of the interest rate hedges are reported as a component of Interest expense, net in the Combined Statements of Operations. Fair value of the interest rate hedges is calculated using Level 2 inputs. See “Note 11. Debt” for further information.

Concentrations of Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of trade accounts receivable. The carrying amounts of these items, as well as trade accounts payable, approximate fair value due to the short-term maturity of these instruments.

The Company maintains its cash in bank accounts that, at times, exceeds federally insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk regarding cash. Concentrations of credit risk with respect to accounts receivable are limited due to the large number of customers composing the Company’s customer base. As of December 31, 2025 and 2024, no individual customer accounted for more than 10% of accounts receivable. For the years ended December 31, 2025, 2024, and 2023, no individual customer accounted for more than 10% of revenue.

Income Taxes

Income taxes are accounted for using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss, capital loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company elected to account for the tax effects of the global intangible low tax income provision as a current period expense. In addition, the Company releases the income tax effects of items recorded in accumulated other comprehensive income (“AOCI”) using the aggregate portfolio approach.

The Company has prepared the combined tax provision within the combined financial statements based on the individual tax attributes of Arcline Engineered Polymer Topco, L.P., Hawkeye TopCo, L.P., Connector TopCo, L.P., and Ovation TopCo, L.P. and certain of their respective wholly-owned subsidiaries, the Arxis Businesses, each individually based on their current filing status. For the preparation of the income tax provision for Ovation TopCo, L.P. entities included in the combined financial statements, we used the separate return approach under the asset and liability method.

The Company records a benefit for uncertain tax positions in the financial statements only when it determines it is more likely than not that such a position will be sustained upon examination by taxing authorities based on the technical merits of the position. Unrecognized tax benefits represent the difference between the position taken in the tax return and the benefit reflected in the financial statements.

Share-Based Compensation

The Company accounts for share-based compensation in accordance with ASC 718, Compensation-Stock Compensation (“ASC 718”), including certain receivables due from related parties, where recourse exists to the equity interests of the executive.

Equity-classified awards are measured at grant date fair value and are not subsequently remeasured. Compensation cost for equity-classified awards is recognized over the requisite service period for time-based awards and when the applicable performance condition is considered probable of achievement for performance-based awards.

Liability-classified awards are initially measured at fair value on the grant date and subsequently remeasured at fair value at each reporting date until settlement. Compensation cost for liability-classified performance-based awards is recognized when the applicable performance condition is considered probable of achievement, for awards that are probable to vest. When the performance condition is event based, the Company generally does not determine the performance condition is probable until such event occurs. Once vested, changes in fair value are recognized immediately in compensation expense until settlement.

The fair value of each award is estimated on the date of grant using an Option Pricing Methodology (“OPM”), under a risk neutral framework. Liability-classified awards are remeasured at fair value at each reporting date using the same valuation methodology. A number of assumptions are used to determine the fair value of awards granted. These include expected term, dividend yield, volatility of the awards and the risk-free interest rate. The Company has classified share-based compensation within Selling, general and administrative expenses to correspond with the classification of employees that receive awards. Award forfeitures are accounted for as incurred at the time of the forfeiture.

See “Note 16. Members’ Equity” for further information.

Employee Benefit Plans

The Company accounts for its defined benefit pension plan and supplemental retirement plan by recognizing the overfunded or underfunded status of the plan, calculated as the difference between the plan assets and the projected benefit obligation, as an asset or liability on the balance sheet, with changes in the funded status recognized in comprehensive income (loss) in the year in which they occur. Vested benefit obligations are determined based on the present value of vested benefits to which an employee is currently entitled based on his or her expected date of separation or retirement.

Expenses and liabilities associated with the plan are determined based upon actuarial valuations. Integral to the actuarial valuations are a variety of assumptions including expected return on plan assets and discount rate. The Company regularly reviews these assumptions, which are updated as of the December 31 measurement date. Differences between actual results and assumptions are recognized in other comprehensive income (loss) and subsequently recognized in earnings over the future or remaining service period, as applicable, which impacts pension expense in future periods.

Certain of the Company’s defined benefit plans, including those assumed in the Arxis Businesses Transaction, are non-contributory and frozen, and therefore no additional service costs are incurred for those plans. Other defined benefit plans maintained by the Company’s operating subsidiaries continue to accrue benefits for eligible participants in accordance with the respective plan provisions.

Loss Contingencies

The Company is subject to environmental regulation by federal, state, and local authorities in the United States and regulatory authorities with jurisdiction over its foreign operations. When the Company becomes aware of environmental risk, it performs a site study to ascertain the potential magnitude of contamination and the estimated cost of investigation and remediation. The Company is also subject to various legal proceedings that arise in the ordinary course of business, including product liability matters and commercial commitments primarily relating to the guarantee of future performance on certain contracts. Environmental costs, product liability matters, and commercial commitments are accrued when it is probable that a liability has been incurred, and the amount can be reasonably estimated. If there is any change in the cost and/or timing of investigation and the remediation, the accrual is adjusted accordingly.

At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses as incurred the costs related to such legal proceedings.

See “Note 14. Commitments and Contingencies” for further information.

Foreign Currency Translation

The Company has certain operations outside the United States that prepare financial statements in currencies other than the U.S. dollar. For these operations, results of operations and cash flows are translated using the average exchange rate throughout the period. Assets and liabilities are generally translated using end of period rates. The gains and losses associated with these translation adjustments are included as a component of Members’ equity.

Gains and losses resulting from foreign currency transactions are included within Other income, net in the Combined Statements of Operations.

Recently Adopted Accounting Pronouncements

In March 2024, the FASB issued ASU 2024-01, “Compensation – Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards”, which clarifies how an entity determines whether a profits interest or similar award is within the scope of ASC 718. It applies to all entities that account for profit interest awards as compensation to employees or non-employees in return for goods or services. The amendments in this update are effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods. The Company adopted this standard in 2025 on a prospective basis, and the adoption of this accounting pronouncement did not have a material impact on the combined financial statements.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”), to enhance the transparency and decision usefulness of income tax disclosures primarily related to the tax rate reconciliation and income taxes paid information. The amendments in this ASU are effective for annual periods beginning after December 15, 2024. The Company adopted this standard in 2025 on a prospective basis, and updated its income tax note. The adoption of this accounting pronouncement did not have a material impact on the combined financial position or results of operations. See “Note 15. Income Taxes” for further information.

In November 2023, the FASB issued ASU 2023-07 “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”, which requires disclosure of the title and position of the Chief Operating Decision Maker (“CODM”), an explanation of how the CODM uses the reported measure of segment profit or loss in assessing segment performance and deciding how to allocate resources, and disclosure of significant expenses regularly provided to the CODM that are included within the reported measure of segment profit or loss. The amendments of ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted this standard retrospectively to all prior periods presented in the combined financial statements.

In June 2022, the FASB issued ASU 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”, which clarifies the guidance in ASC 820, “Fair Value Measurement”, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security and introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with ASC 820. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, and early adoption is permitted. The Company adopted this standard in 2024 on a prospective basis, and the adoption of this accounting pronouncement did not have a material impact on the combined financial statements.

In October 2021, the FASB issued ASU 2021-08, “Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers”, which improves the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and inconsistency related to the recognition of an acquired contract liability and payment terms and their effect on subsequent revenue recognized by the acquirer. ASU 2021-08 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company adopted this standard in 2023 on a prospective basis and the adoption of this accounting pronouncement did not have a material effect on the combined financial statements.

Recent Accounting Pronouncements Yet to be Adopted

In November 2024, the FASB issued ASU 2024-03, “Income Statement (Topic 220): Disaggregation of Income Statement Expenses”, which requires additional disclosures of certain amounts included in the expense captions presented on a company’s income statement as well as disclosures about selling expenses. The ASU is effective on a prospective basis, with the option for retrospective application, for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, and early adoption is permitted. The Company is currently evaluating the impacts of adopting this guidance on its financial statement disclosures.